CASH AND DUE FROM BANKS, Composition (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Composition of cash [Abstract]
Cash and clearing	[1]	S/ 4,892,244	S/ 5,227,446
Deposits with Central Reserve Bank of Peru (BCRP)	[1]	36,665,481	23,673,777
Deposits with Central Bank of Bolivia and Colombia	[1]	1,414,889	1,397,469
Deposits with foreign banks	[2]	3,841,338	2,951,396
Deposits with local banks	[2]	638,272	600,180
Interbank funds		54,687	0
Accrued interest		63,192	70,346
Total cash and cash equivalents		47,570,103	33,920,614	S/ 34,120,962	S/ 39,293,545
Restricted funds		85,093	10,334
Total cash and due from banks		S/ 47,655,196	S/ 33,930,948

[1]	Cash and clearing and deposits with Central Reserve Banks -
[2]	Deposits with local and foreign banks -